Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Cost of revenue (see Note 8 for related party transactions)		$ 71,118	$ 59,099
Debt instrument face value	$ 9,900
Related party debt rate of interest percentage	1.86%
RelatedPartyTransactionLiablePercentage	51.00%
Stock Repurchase Description		On February 23, 2021, the Company entered into an agreement with the executive officer, in which the Company’s Board of Directors authorized the repurchase of a sufficient number of vested shares of common stock from the executive officer, at an aggregate price sufficient to repay the Promissory Note (the “Stock Repurchase Agreement”). At the Closing Date on July 21, 2021, all outstanding principal and accrued interest under the Promissory Note was repaid and the note was retired.
Class A Common Stock [Member]
Related Party Transaction [Line Items]
Common and preferred stock converted to class A common stock	7,003,261	5.87585
Costumer Contracts [Member]
Related Party Transaction [Line Items]
Deferred Costs		$ 0	100
Contract with Customer, Liability, Revenue Recognized		700	5,100
Cost of revenue (see Note 8 for related party transactions)		$ 100	$ 2,100